Schedule of Future Principal Payments on Notes Payable (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Debt Disclosure [Abstract]
2024	$ 10,564
2025	29,166
2026	22,789
2027	67,084
Thereafter	5,603
Total	$ 135,206